Equity Method Investments - Schedule of Participation in Investments That Are Accounted For Using The Equity Method (Detail)	Dec. 31, 2022	Dec. 31, 2021
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Luna Pool Agency Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Unigas International B V [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	33.33%	33.33%
Dan Unity COTwo A S [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%